Pledged assets - Certain Assets Provided as Collateral Mainly for Long-term Bank Loans and Leases (Detail) - TWD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure assets pledged as collateral [Line Items]
Purpose	Lease and bank loan
Non-current financial assets at amortized cost	$ 37,411	$ 37,362
Assets pledged as collateral for liabilities	$ 13,964,988	14,080,591
Land [member]
Disclosure assets pledged as collateral [Line Items]
Purpose	Bank loan
Property, plant and equipment, net	$ 454,738	452,738
Buildings [member]
Disclosure assets pledged as collateral [Line Items]
Purpose	Bank loan
Property, plant and equipment, net	$ 5,299,221	5,385,508
Machinery and equipment [member]
Disclosure assets pledged as collateral [Line Items]
Purpose	Bank loan
Property, plant and equipment, net	$ 8,173,618	$ 8,204,983